OTHER INCOME (EXPENSE), NET:	12 Months Ended
Dec. 31, 2011
OTHER INCOME (EXPENSE), NET:
OTHER INCOME (EXPENSE), NET:

NOTE 6—OTHER INCOME (EXPENSE), NET:

Other income (expense), net is comprised of the following:

	2011	2010	2009
Interest and dividend income	$1,087	$879	$1,439
Gains (losses) on trading securities relating to deferred compensation plans	29	3,364	4,524
Interest expense	(121)	(142)	(243)
Impairment of equity method investment	—	—	(4,400)
Equity method investment loss	(194)	(342)	(233)
Foreign exchange gains (losses)	2,098	4,090	951
Capital gains (losses)	(227)	(28)	(38)
Miscellaneous, net	274	537	100
	$2,946	$8,358	$2,100

As of December 31, 2009, management determined that the carrying value of an equity method investment was impaired as a result of accumulated losses from operations and review of future expectations. The Company recorded a pre-tax impairment charge of $4,400 resulting in an adjusted carrying value of $4,961 as of December 31, 2009. The fair value was primarily assessed using the present value of estimated future cash flows.